GROWTH FUND
CAPITAL INCOME FUND
MULTIPLE INDEX TRUST
YORKTOWN CLASSIC VALUE TRUST
TREASURIES TRUST

SEMI ANNUAL REPORT DATED NOVEMBER 30, 2002

Dear Fellow Shareholders:

We are growing increasingly positive on the economic outlook for 2003. First, the early economic data for the month of December suggested that the economy might be pulling out of its soft patch. Second, in our opinion, gold, commodities, and the dollar continue to signal that monetary policy has become more accommodative. Third, the size and scope of the President’s tax cut proposal is larger than many had anticipated, which could add significant stimulus to the economy in 2003, while enhancing long-term growth incentives. As far as the President’s plan is concerned, we particularly welcome the proposed elimination of the double taxation of dividends and the acceleration to January 1, 2003 of the marginal tax rate cuts that were scheduled to be phased in from 2004 to 2006. Our central theme for the 2003 economy is that monetary and fiscal stimulus will boost economic growth and that real GDP growth in 2003 is likely to be about one percentage point stronger than 2002’s growth rate (which was likely around 3%).

Many times during an investment lifetime we must endure temporary declines in the quotational value of our portfolios to build more substantial and lower cost positions. The past six months have been such an occasion. Broad market fear rather than business disappointments in particular holdings drove our poor short-term performance. We took advantage of lower prices by adding to several existing investments as they became more undervalued and by buying a few outstanding new companies.

In spite of headlines about historically high mutual fund redemptions, the API Trust funds had net inflows during the period. Your managers opportunistically participated – we increased our ownership meaningfully across the five funds. The keys to our success in this difficult environment are clear. We continue to invest in our unique mix of individual securities, specialized mutual funds, and market indexes, which ensure we will be well positioned for future growth and income.

API Trust offers you, our investors, the most diversified portfolios within the financial market place. The following chart shows our diversification strategy so that you may better understand the benefits of risk reduction with the API Trust funds.

MANAGING MARKET RISK IS THE CRUCIAL OBJECTIVE OF OUR INVESTMENT MANAGEMENT OPERATIONS.

Thank you for your continued confidence. We look forward to the future with your support.

Sincerely,

David D. Basten                                                              David M. Basten
President                                                                         CFS

AMERICAN PENSION INVESTORS TRUST
GROWTH FUND
SCHEDULE OF INVESTMENTS
November 30, 2002
(Unaudited)

	Shares	Value

MUTUAL FUNDS — 57.48%

European Region Funds — 1.35%

Vontobel Eastern Europe Equity Fund	61,163	$514,993

Global Funds — 2.66%

Oakmark Global Fund	76,258	1,018,052

International Funds — 11.98%

Harbor International Fund	33,457	943,829

Oakmark International Fund	72,873	994,720

Oakmark International Small Cap Fund	92,066	971,300

Scudder International Select Equity	60,716	835,456

Vontobel International Equity Fund	69,931	836,377

		4,581,682

Large Cap Core Funds — 5.87%

Pro Funds Ultra Bull Fund	18,556	645,950

Rydex Nova Fund	87,595	1,600,365

		2,246,315

Large Cap Growth Funds — 4.00%

Alger Capital Appreciation Fund	119,364	754,383

Alger Large Cap Growth Fund	103,766	774,096

		1,528,479

Latin American Funds — 2.42%

T. Rowe Price Latin America Fund	124,223	924,224

Mid Cap Growth Funds — 4.76%

Alger Mid Cap Growth Fund	156,041	905,041

Legg Mason Special Investment Trust	26,034	916,168

		1,821,209

Multi Cap Core Funds — 2.56%

Legg Mason Value Trust	21,023	979,898

Multi Cap Growth Funds — 4.77%

Pro Funds Ultra OTC Fund	129,383	1,824,309

Multi Cap Value Funds — 3.17%

Parnassus Fund	35,391	1,063,154

Vontobel US Value Fund	7,739	147,368

		1,210,522

Pacific Ex Japan Funds — 4.68%

Matthews Korea Fund	213,815	923,684

Matthews Pacific Tiger Fund	100,707	866,088

		1,789,772

	Shares	Value

Small Cap Core Funds — 4.89%

Buffalo Small Cap Fund	55,921	$918,783

Pro Funds Ultra Small Cap Fund	87,559	950,891

		1,869,674

Small Cap Growth Funds — 4.37%

Alger Small Cap Growth Fund	245,901	747,541

Brown IA Small Cap Growth Fund	125,911	922,933

		1,670,474

Total Mutual Funds (cost $21,792,682)		21,979,603

COMMON STOCKS — 20.70%

Autos/Trucks — 0.58%

Paccar, Inc.	4,500	220,500

Banks — 2.97%

Citi Group	25,333	984,947

J. P. Morgan Chase & Co.	6,000	151,020

		1,135,967

Basic Materials — Chemicals — 0.69%

Air Products & Chemicals, Inc.	6,000	265,320

Beverages — 0.50%

Coca Cola Co.	4,200	191,688

Biotechnology — 1.24%

Gilead Sciences	12,000	473,760

Computers — Hardware — 2.68%

Dell Computer Corp.	15,000	428,550

EMC Corp.	34,000	246,500

International Business Machines, Inc.	4,000	348,400

		1,023,450

Computers — Software — 1.06%

Microsoft	7,000	403,900

Consumer Products Services — 0.65

Apollo Group, Inc.	6,000	247,500

Electrical Equipment — 0.48%

Molex, Inc.	6,500	182,325

Electronics — 0.56%

Microchip Technology	7,500	215,700

AMERICAN PENSION INVESTORS TRUST
GROWTH FUND
SCHEDULE OF INVESTMENTS, Continued
November 30, 2002
(Unaudited)
	Shares	Value

Financial Services — 1.04%

Stilwell Financial, Inc.	27,000	$397,440

Foreign — 0.79%

Astrazeneca PLC Sponsore	8,000	302,720

Hospital/Medical Care — 0.42%

MIM Corp.	21,000	158,781

Household Products/Services — 0.54%

Bed Bath & Beyond, Inc.	6,000	208,140

Industrial Services — 0.78%

Concord EFS, Inc.	20,000	300,000

Retailers — Department Stores — 1.79%

TJX Corp.	35,000	684,950

Security Brokers — 3.93%

Goldman Sachs	4,000	315,480

Legg Mason, Inc.	23,000	1,188,640

		1,504,120

Total Common Stocks (cost $7,666,713)		7,916,261

The accompanying notes are an integral part of the financial statements.

	Shares	Value

EXCHANGE TRADED FUNDS — 21.82%

i Shares MSCI Austria Index Fund	15,500	$122,605

i Shares MSCI Belgium Index Fund	9,500	92,150

i Shares MSCI Germany Index	16,700	185,036

i Shares MSCI Hong Kong Index	11,000	88,000

i Shares MSCI Mexico Index	8,000	109,120

i Shares MSCI Switzerland Index Fund	7,500	86,475

i Shares MSCI United Kingdom Index Fund	6,500	83,265

i Shares Russell 1000	3,000	118,320

i Shares Russell 2000	17,000	733,040

i Shares Russell 2000 Index	5,000	404,000

i Shares Russell 3000	7,900	248,850

i Shares S&P Global	9,500	452,200

i Shares S&P Mid Cap 400	1,600	153,280

i Shares S&P 500 Barra	8,800	424,688

i Shares Small Cap 600	2,800	210,280

i Shares TR S&P SmallCap 600 Index	9,000	909,090

SPDR — NASDAQ 100 Index	100,000	2,758,000

SPDR — Technology Sector Index	68,000	1,165,520

Total Exchange Traded Funds (cost $11,004,235)		8,343,919

Total Investments (cost $40,463,630)		$38,239,783

AMERICAN PENSION INVESTORS TRUST
GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
November 30, 2002
(Unaudited)

Assets:

Investments at value (identified cost of $40,463,630)	$38,239,783

Cash	818,409

Other assets	79,047

Total assets	39,137,239

Liabilities:

Accrued distribution fees	30,822

Accrued advisory fees	30,404

Fund share redemptions	20,030

Other liabilities	68,477

Total liabilities	149,733

Net Assets	$38,987,506

Shares of beneficial interest outstanding (unlimited number of no par value shares authorized)	5,020,454

Net asset value and offering price per share outstanding	$7.77

The accompanying notes are an integral part of the financial statements.

AMERICAN PENSION INVESTORS TRUST
GROWTH FUND
STATEMENT OF OPERATIONS
for the six months ended November 30, 2002
(Unaudited)

Investment Income:

Dividends	$106,198

Interest	9,626

Total income	115,824

Expenses:

Investment advisory fees	191,813

Distribution fees	191,813

Transfer agent fees	107,865

Custodial fees	10,295

Professional fees	37,723

Registration fees	6,548

Trustee fees	10,505

Insurance	17,875

Shareholder reports	7,847

Miscellaneous	5,108

Total expenses	587,392

Less expenses waived by investment advisor	(5,019)

Net expenses	582,373

Net investment loss	(466,549)

Realized and unrealized gain (loss) on investments:

Net realized loss from security transactions	(5,138,176)

Capital gain distributions from mutual funds	69,636

Change in unrealized appreciation on investments	(927,345)

Net realized and unrealized gain (loss) on investments	(5,995,885)

Net decrease in net assets resulting from operations	$(6,462,434)

The accompanying notes are an integral part of the financial statements.

AMERICAN PENSION INVESTORS TRUST
GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended Nov. 30, 2002 (Unaudited)	For the Year Ended May 31, 2002

Operations:

Net investment loss	$(466,549)	$(1,033,062)

Net realized loss from security transactions	(5,138,176)	(6,162,053)

Capital gain distributions from mutual funds	69,636	310,023

Net change in unrealized appreciation on investments	(927,345)	(4,270,741)

Decrease in net assets resulting from operations	(6,462,434)	(11,155,833)

Distributions:

From net realized gain on security transactions	—	(2,817,699)

Decrease in net assets resulting from distributions	—	(2,817,699)

Capital share transactions:

Proceeds from sale of 356,765 and 647,502 shares	2,634,547	6,383,252

Value of 274,590 shares issued upon reinvestment of dividends	—	2,701,965

Cost of 592,767 and 1,179,519 shares redeemed	(4,438,160)	(11,619,097)

Decrease in net assets resulting from capital share transactions	(1,803,613)	(2,533,880)

Total decrease in net assets	(8,266,047)	(16,507,412)

Net assets:

Beginning of year/period	47,253,553	63,760,965

End of year/period	$38,987,506	$47,253,553

The accompanying notes are an integral part of the financial statements.

AMERICAN PENSION INVESTORS TRUST
GROWTH FUND
FINANCIAL HIGHLIGHTS

	For the Six Months Ended Nov. 30, 2002	For the Year Ended May 31,
	(Unaudited)	2002	2001	2000	1999	1998

For a share outstanding throughout each year/period:

Net asset value, beginning of year/period	$8.99	$11.56	$15.55	$14.19	$14.13	$13.42

Income from investment operations:

Net investment loss	(0.09)	(0.20)	(0.22)	(0.25)	(0.21)	(0.08)

Net realized and unrealized gain (loss) on investments	(1.13)	(1.83)	(2.07)	3.35	1.32	2.36

Total income (loss) from investment operations	(1.22)	(2.03)	(2.29)	3.10	1.11	2.28

Distributions:

From net realized gain on security transactions	—	(0.54)	(1.70)	(1.74)	(1.05)	(1.57)

Total distributions	—	(0.54)	(1.70)	(1.74)	(1.05)	(1.57)

Net asset value, end of year/period	$7.77	$8.99	$11.56	$15.55	$14.19	$14.13

Total return(1)	(13.57)%	(17.94)%	(16.82)%	24.17%	8.46%	18.39%

Ratios/Supplemental Data:

Net assets, end of year (000’s omitted)	$38,988	$47,254	$63,761	$88,459	$71,764	$77,173

Ratio of expenses to average net assets(2)	2.97%	2.76%	2.42%	2.42%	2.32%	2.18%

Ratio of net investment income (loss) to average net assets	(2.38)%	(1.93)%	(1.63)%	(1.79)%	(1.49)%	(0.62)%

Portfolio turnover rate	95%	57%	60%	61%	86%	57%

(1)	Does not reflect contingent deferred sales charge.

(2)	Without fees waived by the investment advisor and distributor, the ratio of expenses to average net assets would have been 2.99%, 2.76%, 2.57%, 2.57%, 2.58% and 2.54%, respectively.

The accompanying notes are an integral part of the financial statements.

AMERICAN PENSION INVESTORS TRUST
GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
(Information as of and for the six months ended November 30, 2002 is unaudited)

1.	Organization:

American Pension Investors Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. It is comprised of six separate portfolios. The accompanying financial statements include only the Growth Fund (the “Fund”).

The Fund’s investment objective is growth of capital. The Fund seeks to achieve its investment objective by investing primarily in (1) mutual funds (“underlying funds”) that seek long-term capital growth or appreciation by investing primarily in common stock or convertible securities and (2) securities that represent interests in a portfolio of common stocks designed to track the price and dividend yield performance of a broad-based securities index (“index securities”). The Fund may also invest 35% of its total assets directly in equity and debt market securities of U.S. issuers.

2.	Significant Accounting Policies:

a.	Portfolio Valuation

The Fund’s investments in underlying funds are valued daily at their respective closing net asset values in accordance with the 1940 Act. Equity securities, including index securities, listed or regularly traded on a securities exchange are valued at the last quoted sales price on the exchange where they are principally traded.

b.	Security Transactions and Investment Income

Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

c.	Federal Income Taxes

The Trust’s policy is for the Fund to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to its shareholders. Therefore, no federal income tax provision is required.

As of November 30, 2002, the aggregate cost of investments for federal income tax purposes, the net unrealized depreciation on a federal income tax basis, and the gross unrealized appreciation and depreciation with respect to securities where there is an excess of value over tax cost or tax cost over value were $40,463,630, $2,223,847, $1,792,118 and $4,015,965, respectively.

AMERICAN PENSION INVESTORS TRUST
GROWTH FUND
NOTES TO FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued:

d.	Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

e.	Cash and Cash Equivalents

Cash and cash equivalents include amounts invested in money market accounts, which are readily convertible to known amounts of cash. These amounts are invested in one financial institution.

3.	Investment Advisory Agreement:

Yorktown Management & Research Company, Inc. (the “Advisor”), whose principal stockholder is also a trustee of the Trust, serves as the Fund’s investment advisor and manager. For its services, the Advisor receives a fee, calculated daily and payable monthly, at an annual rate of 1.00% of the first $100 million of the average daily net assets of the Fund and .75% of the average daily net assets exceeding $100 million. The Advisor reduces its advisory fees (not below zero) to the extent that the Distributor (see Note 4) receives any dealer reallowances or 12b-1 fees resulting from the Fund’s purchase of shares of underlying funds. During the six months ended November 30, 2002, the Advisor waived $5,019 of its fees.

4.	Distribution Plan and Fees:

Yorktown Distributors, Inc. (the “Distributor”) distributes shares of the Fund pursuant to a Rule 12b-1 distribution plan adopted by the Trust. The plan provides that the Distributor shall receive annual fees of 1.00% of the Fund’s average daily net assets. The Distributor waives a portion of its fees pursuant to certain rules of the National Association of Securities Dealers, Inc. (“NASD”). Under these rules, 12b-1 fees received by Distributors are combined with those charged by the underlying funds in determining the maximum percentage limits currently permitted by the NASD.

In addition, to the extent possible, the Distributor is generally designated as the dealer entitled to receive the dealer reallowance portion of the sales charge on purchases of underlying load fund shares by the Fund. During the six months ended November 30, 2002, the Distributor received $5,019 from brokerage commissions earned on its execution of purchases of portfolio investments for the Fund. The principal stockholder of the Distributor is also a trustee of the Trust.

A 1.50% contingent deferred sales charge is generally imposed on redemptions made within five years of the date that Fund shares are purchased, consequently, redemption value may differ from net asset value.

AMERICAN PENSION INVESTORS TRUST
GROWTH FUND
NOTES TO FINANCIAL STATEMENTS, Continued

5.	Investment Activity:

For the six months ended November 30, 2002, there were no purchases or sales of U.S. government obligations. Purchases and sales of securities other than short-term obligations and U.S. government obligations amounted to $18,060,123 and $20,250,326, respectively.

6.	Composition of Net Assets:

At November 30, 2002, net assets consisted of:

Paid-in capital	$52,957,308
Accumulated net investment loss	(466,549)
Accumulated net realized loss from security transactions	(11,279,406)
Unrealized depreciation on investments	(2,223,847)

Net assets applicable to outstanding shares of beneficial interest	$38,987,506

AMERICAN PENSION INVESTORS TRUST
CAPITAL INCOME FUND
SCHEDULE OF INVESTMENTS
November 30, 2002
(Unaudited)

	Shares	Value

MUTUAL FUNDS — 39.82%

Equity Income Funds — 11.02%

Scudder-Dreman High Return Fund	10,813	$325,920

Parnassus Equity Income Fund	21,983	495,506

T. Rowe Price Equity Income Fund	13,268	280,108

		1,101,534

International Funds — 8.66%

Longleaf Partners International Fund	79,556	865,574

Large Cap Core Funds — 2.56%

Pro Funds Ultra Bull Fund	7,357	256,106

Multi Cap Value Funds — 7.26%

Vontabel U.S. Value Fund	38,111	725,642

Pacific Region Funds — 4.34%

Matthews Asian Growth & Income Fund	40,322	433,871

S&P 500 Funds — 5.98%

Federated Index Trust Max Cap Fund	16,226	308,474

Vanguard Index 500 Fund	3,336	289,172

		597,646

Total Mutual Funds (cost $4,121,325)		3,980,373

COMMON STOCKS — 29.91%

Banks — 7.35%

B B & T Corp.	3,200	121,568

Citi Group	8,000	311,040

J.P. Morgan Chase & Co.	12,000	302,040

		734,648

Basic Materials — Fabricators — 1.51%

Vulcan Materials	4,000	150,960

Basic Materials — Paper/Forestry — 1.95%

Plum Creek Timber Co.	8,000	194,800

Electrical Equipment — 2.98%

General Electric Co.	11,000	298,100

Energy — Oil — 2.61%

Amerada Hess Corp.	1,800	100,800

Marathon Oil Corp.	8,000	160,000

		260,800

The accompanying notes are an integral part of the financial statements.
	Shares	Value

Food Products — 0.97%

Hershey Foods Corp.	1,500	$96,585

Insurance — 3.39%

Alfa Corporation	10,000	124,600

Allstate Corp.	5,500	214,665

		339,265

Retailers — Department Stores — 1.66%

Sears, Roebuck and Co.	6,000	166,200

S & L’s/Thrifts — 2.16%

Washington Mutual	6,000	215,880

Tobacco — 1.89%

Philip Morris Co., Inc.	5,000	188,600

Transportation — Marine — 1.23%

Teekay Shipping	3,300	123,189

Utilities — Electric — 2.11%

Scana Corp.	7,000	210,630

Total Common Stocks (cost $2,530,467)		2,979,657

CLOSED END MUTUAL FUNDS — 4.11%

Alliance World II	11,000	105,160

PIMCO Strategic Global Govt.	9,000	103,410

Saloman Brothers Worldwide Income	8,000	101,200

Templeton Emerging Markets Fund	9,000	100,710

Total Closed End Mutual Funds (cost $412,554)		410,480

EXCHANGE TRADED FUNDS — 26.26%

i Shares MSCI Australia Index Fund	40,000	385,200

i Shares MSCI Mexico Index Fund	12,500	170,500

i Shares S&P Global Financial	10,000	462,600

i Shares U.S. Utilities Index	5,500	256,850

SPDRs — S&P 500	13,500	1,267,110

SPDRs Financial Select Sector	3,500	81,900

Total Exchange Traded Funds (cost $3,200,793)		2,624,160

Total Investments (cost $10,706,231)		$9,994,670

AMERICAN PENSION INVESTORS TRUST
CAPITAL INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
November 30, 2002
(Unaudited)

Assets:

Investments at value (identified cost of $10,706,231)	$9,994,670

Cash	619,860

Other assets	60,954

Total assets	10,675,484

Liabilities:

Accrued distribution fees	5,023

Accrued advisory fees	4,186

Other liabilities	14,374

Total liabilities	23,583

Net assets	$10,651,901

Shares of beneficial interest outstanding (unlimited number of no par value shares authorized)	814,687

Net asset value and offering price per share outstanding	$13.08

The accompanying notes are an integral part of the financial statements.

AMERICAN PENSION INVESTORS TRUST
CAPITAL INCOME FUND
STATEMENT OF OPERATIONS
for the six months ended November 30, 2002
(Unaudited)

Investment income:

Dividends	$60,561

Interest	5,633

Total income	66,194

Expenses:

Investment advisory fees	29,530

Distribution fees	24,609

Transfer agent fees	29,594

Custodial fees	3,029

Professional fees	8,059

Registration fees	6,612

Trustee fees	1,483

Insurance	2,882

Shareholder reports	2,009

Miscellaneous	2,126

Total expenses	109,933

Less expenses waived by investment advisor	(1,612)

Net expenses	108,321

Net investment loss	(42,127)

Realized and unrealized gain (loss) on investments:

Net realized loss from security transactions	(1,582,990)

Capital gain distributions from mutual funds	56,404

Change in unrealized appreciation on investments	26,851

Net realized and unrealized gain (loss) on investments	(1,499,735)

Net decrease in net assets resulting from operations	$(1,541,862)

The accompanying notes are an integral part of the financial statements.

AMERICAN PENSION INVESTORS TRUST
CAPITAL INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended Nov. 30, 2002 (Unaudited)	For the Year Ended May 31, 2002

Operations:

Net investment loss	$(42,127)	$(91,634)

Net realized loss from security transactions	(1,582,990)	(130,522)

Capital gain distributions from mutual funds	56,404	9,022

Net change in unrealized appreciation on investments	26,851	(558,109)

Decrease in net assets resulting from operations	(1,541,862)	(771,243)

Distributions:

From net investment income	—	(3,660)

From net realized gain on security transactions	—	(10,381)

Decrease in net assets resulting from distributions	—	(14,041)

Capital share transactions:

Proceeds from sale of 208,364 and 221,061 shares	2,731,649	3,397,681

Value of 822 shares issued upon reinvestment of dividends	—	12,548

Cost of 77,233 and 139,938 shares redeemed	(1,004,501)	(2,110,199)

Increase in net assets resulting from capital share transactions	1,727,148	1,300,030

Total increase in net assets	185,286	514,746

Net assets:

Beginning of year/period	10,466,615	9,951,869

End of year/period	$10,651,901	$10,466,615

The accompanying notes are an integral part of the financial statements.

AMERICAN PENSION INVESTORS TRUST
CAPITAL INCOME FUND
FINANCIAL HIGHLIGHTS

	For the Six Months Ended Nov. 30, 2002 (Unaudited)	For the Year Ended May 31,
		2002	2001	2000	1999	1998

For a share outstanding throughout each year/period:

Net asset value, beginning of year/period	$15.31	$16.54	$22.83	$23.03	$22.96	$19.92

Income from investment operations:

Net investment income (loss)	(.05)	(0.13)	0.03	0.15	0.02	0.16

Net realized and unrealized gain (loss) on investments	(2.18)	(1.07)	(2.37)	1.90	1.38	4.64

Total income (loss) from investment operations	(2.23)	(1.20)	(2.34)	2.05	1.40	4.80

Distributions:

From net investment income	—	(0.01)	(0.16)	(0.50)	—	(0.30)

From net realized gain on security transactions	—	(0.02)	(3.79)	(1.75)	(1.33)	(1.46)

Total distributions	—	(0.03)	(3.95)	(2.25)	(1.33)	(1.76)

Net asset value, end of year/period	$13.08	$15.31	$16.54	$22.83	$23.03	$22.96

Total return(1)	(14.57)%	(7.30)%	(11.32)%	9.49%	6.57%	25.30%

Ratios/Supplemental Data:

Net assets, end of year (000’s omitted)	$10,652	$10,467	$9,952	$11,074	$13,823	$11,592

Ratio of expenses to average net assets(2)	2.16%	2.13%	1.84%	1.43%	1.34%	1.47%

Ratio of net investment income (loss) to average net assets	(0.84)%	(0.97)%	(0.27)%	0.82%	0.09%	0.80%

Portfolio turnover rate	92%	30%	89%	53%	79%	33%

(1)	Does not reflect contingent deferred sales charge.

(2)	Without fees waived by the investment advisor and distributor, the ratio of expenses to average net assets would have been 2.20%, 2.24%, 2.09%, 1.84%, 1.94% and 2.07%, respectively.

The accompanying notes are an integral part of the financial statements.

AMERICAN PENSION INVESTORS TRUST
CAPITAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS
(Information as of and for the six months ended November 30, 2002 is unaudited)

1.	Organization:

American Pension Investors Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. It is comprised of six separate portfolios. The accompanying financial statements include only the Capital Income Fund (the “Fund”).

The Fund’s primary investment objective is to seek to achieve high current income. The Fund’s secondary objective is growth of capital and income. The fund seeks to achieve its investment objectives by investing at least 65% of its assets in (1) mutual funds (“underlying funds”) that seek to achieve an objective of high current income by investing in income-producing equity securities, long- or short-term bonds and other fixed-income securities (such as U.S. Government securities, commercial paper and preferred stock); and (2) securities that represent interests in a portfolio of common stocks designed to track the price and dividend yield performance of a broad-based securities index (“index securities”). The fund may also invest 35% of its total assets directly in equity and debt market securities of U.S. issuers.

2.	Significant Accounting Policies:

a.	Portfolio Valuation

The Fund’s investments in underlying funds are valued daily at their respective closing net asset values in accordance with the 1940 Act. Equity securities, including index securities, listed or regularly traded on a securities exchange are valued at the last quoted sales price on the exchange where they are principally traded.

b.	Security Transactions and Investment Income

Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

c.	Federal Income Taxes

The Trust’s policy is for the Fund to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to its shareholders. Therefore, no federal income tax provision is required.

As of November 30, 2002, the aggregate cost of investments for federal income tax purposes, the net unrealized depreciation on a federal income tax basis, and the gross unrealized appreciation and depreciation with respect to securities where there is an excess of value over tax cost or tax cost over value were $10,706,231, $711,561, $409,651 and $1,121,212 respectively.

AMERICAN PENSION INVESTORS TRUST
CAPITAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued:

d.	Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

e.	Cash and Cash Equivalents

Cash and cash equivalents include amounts invested in money market accounts, which are readily convertible to known amounts of cash. These amounts are invested in one financial institution.

3.	Investment Advisory Agreement:

Yorktown Management & Research Company, Inc. (the “Advisor”), whose principal stockholder is also a trustee of the Trust, serves as the Fund’s investment advisor and manager. For its services, the Advisor receives a fee, calculated daily and payable monthly, at an annual rate of .60% of the average daily net assets of the Fund. The Advisor reduces its advisory fees (not below zero) to the extent that the Distributor (see Note 4) receives any dealer reallowances or 12b-1 fees resulting from the Fund’s purchase of shares of underlying funds. During the year ended November 30, 2002, the Advisor waived $1,612 of its fees.

4.	Distribution Plan and Fees:

Yorktown Distributors, Inc. (the “Distributor”) distributes shares of the Fund pursuant to a Rule 12b-1 distribution plan adopted by the Trust. The plan provides that the Distributor shall receive an annual fee of .50% of the Fund’s average daily net assets. The Distributor waives a portion of its fees pursuant to certain rules of the National Association of Securities Dealers, Inc. (“NASD”). Under these rules, 12b-1 fees received by Distributors are combined with those charged by the underlying funds in determining the maximum percentage limits currently permitted by the NASD.

In addition, to the extent possible, the Distributor is generally designated as the dealer entitled to receive the dealer reallowance portion of the sales charge on purchases of underlying load fund shares by the Fund. During the six months ended November 30, 2002, the Distributor received $1,612 from brokerage commissions earned on its execution of purchases of portfolio investments for the Fund. The principal stockholder of the Distributor is also a trustee of the Trust.

A 1.50% contingent deferred sales charge in generally imposed on redemptions made within five years of the date that Fund shares are purchased, consequently, redemption value may differ from net asset value.

AMERICAN PENSION INVESTORS TRUST
CAPITAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS, Continued

5.	Investment Activity:

For the six months ended November 30, 2002, there were no purchases or sales of U.S. government obligations. Purchases and sales of securities other than short-term obligations and U.S. government obligations amounted to $5,781,355 and $4,300,035, respectively.

6.	Composition of Net Assets:

At November 30, 2002, net assets consisted of:

Paid-in capital	$13,081,896
Accumulated net investment loss	(42,127)
Accumulated net realized loss from security transactions	(1,676,307)
Unrealized depreciation on investments	(711,561)

Net assets applicable to outstanding shares of beneficial interest	$10,651,901

AMERICAN PENSION INVESTORS TRUST
MULTIPLE INDEX TRUST
SCHEDULE OF INVESTMENTS
November 30, 2002
(Unaudited)
	Shares	Value

MUTUAL FUNDS — 48.13%

Emerging Markets Funds — 0.66%

Vanguard International Index Emerging Markets Portfolio	10,191	$81,637

Large Cap Core Funds — 7.31%

North Track S&P 100 Plus Portfolio	33,189	901,427

Mid Cap Core Funds — 1.91%

T. Rowe Price Extended Equity Market Index Fund	28,122	235,105

Mid Cap Growth Funds — 2.03%

Pro Funds Ultra Mid Cap Fund	13,397	250,000

Multi Cap Core Funds — 2.34%

Vanguard Index Trust Total Stock Market Portfolio	13,484	287,890

Pacific Region Funds — 0.82%

Vanguard International Index Pacific Portfolio	16,613	101,509

S&P 500 Funds — 7.52%

Federated Index Trust Max Cap Fund	4,058	77,148

SSGA S&P 500 Index Fund	23,934	370,501

Vanguard Index Trust 500 Portfolio	5,535	479,777

		927,426

Science & Technology Funds — 5.95%

North Track Tech 100 Index Portfolio	48,304	733,740

Small Cap Value Funds — 3.60%

Vanguard Index Small Cap Value Fund	50,199	444,269

The accompanying notes are an integral part of the financial statements.
	Shares	Value

Specialty/Miscellaneous Funds — 15.99%

Rydex Dynamics Titan 500 Fund	115,532	$908,087

Rydex Dynamics Velocity 100 Fund	84,121	1,063,300

		1,971,387

Total Mutual Funds (cost $6,316,185)		5,934,390

EXCHANGE TRADED FUNDS — 51.87%

i Shares Russell 1000 Index Fund	21,000	1,048,950

i Shares S&P 100 Index Fund	13,500	648,675

i Shares S&P Global 100 Exchange-Traded Fund	4,000	190,400

NASDAQ — 100 Index Tracking Stock	61,000	1,682,380

MidCap SPDRs	15,000	1,230,750

StreetTRACKS Dow Jones Global Titans 50 Index Fund	3,700	199,504

StreetTRACKS Dow Jones US Large Cap Value Index Fund	1,900	201,685

StreetTRACKS Dow Jones US Small Cap Growth Index Fund	12,200	603,656

StreetTRACKS Dow Jones US Small Cap Value Index Fund	1,900	232,655

Fortune 500 Index Tracking Stock	3,000	203,400

StreetTRACKS Morgan Stanley Technology Index Fund	4,400	151,448

Total Exchange Traded Funds (cost $7,842,570)		6,393,503

Total Investments (cost $14,158,755)		$12,327,893

AMERICAN PENSION INVESTORS TRUST
MULTIPLE INDEX TRUST
STATEMENT OF ASSETS AND LIABILITIES
November 30, 2002
(Unaudited)

Assets:

Investments at value (identified cost of $14,158,755)	$12,327,893

Cash	435,408

Other assets	34,329

Total assets	12,797,630

Liabilities:

Accrued advisory fees	955

Other liabilities	31,511

Total liabilities	32,466

Net assets	$12,765,164

Shares of beneficial interest outstanding (unlimited number of no par value shares authorized)	1,404,424

Net asset value and offering price per share outstanding	$9.09

The accompanying notes are an integral part of the financial statements.

AMERICAN PENSION INVESTORS TRUST
MULTIPLE INDEX TRUST
STATEMENT OF OPERATIONS
for the six months ended November 30, 2002
(Unaudited)

Investment income:

Dividends	$41,897

Interest	3,427

Total income	45,322

Expenses:

Investment advisory fees	42,003

Transfer agent fees	29,205

Custodial fees	3,627

Professional fees	10,626

Registration fees	7,000

Trustee fees	1,583

Insurance	4,000

Shareholder reports	2,237

Miscellaneous	2,146

Total expenses	102,427

Less expenses waived by investment advisor	(27,421)

Net expenses	75,006

Net investment loss	(29,684)

Realized and unrealized gain (loss) on investments:

Net realized loss from security transactions	(523,879)

Change in unrealized appreciation on investments	(873,845)

Net realized and unrealized gain (loss) on investments	(1,397,724)

Net decrease in net assets resulting from operations	$(1,427,408)

The accompanying notes are an integral part of the financial statements.

AMERICAN PENSION INVESTORS TRUST
MULTIPLE INDEX TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended Nov. 30, 2002 (Unaudited)	For the Year Ended May 31, 2002

Operations:

Net investment loss	$(29,684)	$(72,325)

Net realized gain (loss) from security transactions	(523,879)	(2,309,669)

Capital gain distributions from mutual funds	—	49,998

Net change in unrealized appreciation on investments	(873,845)	(188,173)

Decrease in net assets resulting from operations	(1,427,408)	(2,520,169)

Capital share transactions:

Proceeds from sale of 281,115 and 495,441 shares	2,386,618	5,346,995

Cost of 257,455 and 248,772 shares redeemed	(2,129,690)	(2,654,843)

Increase in net assets resulting from capital share transactions	256,928	2,692,152

Total increase (decrease) in net assets	(1,170,480)	171,983

Net assets:

Beginning of year/period	13,935,644	13,763,661

End of year/period	$12,765,164	$13,935,644

The accompanying notes are an integral part of the financial statements.

AMERICAN PENSION INVESTORS TRUST
MULTIPLE INDEX TRUST
FINANCIAL HIGHLIGHTS

	For the Six Months Ended Nov. 30, 2002 (Unaudited)	For the Year Ended May 31,				For the Period Ended May 31, 1998(1)
		2002	2001	2000	1999

For a share outstanding throughout the period:

Net asset value, beginning of year/period	$10.09	$12.14	$14.96	$12.70	$11.04	$10.00

Income from investment operations:

Net investment income (loss)	(0.02)	(0.05)	(0.05)	(0.01)	(0.01)	0.03

Net realized and unrealized gain (loss) on investments	(0.98)	(2.00)	(2.43)	2.49	1.91	1.16

Total income (loss) from investment operations	(1.00)	(2.05)	(2.48)	2.48	1.90	1.19

Distribution:

From net investment income	—	—	—	(0.12)	—	(0.03)

From net realized gain on security transactions	—	—	(0.32)	(0.10)	(0.24)	(0.12)

In excess of realized gains	—	—	(0.02)	—	—	—

Total distributions	—	—	(0.34)	(0.22)	(0.24)	(0.15)

Net asset value, end of year/period	$9.09	$10.09	$12.14	$14.96	$12.70	$11.04

Total return(2)	(9.91)%	(16.89)%	(16.76)%	19.46%	17.49%	11.99%

Ratios/Supplemental Data:

Net assets, end of period (000’s omitted)	$12,765	$13,936	$13,764	$11,404	$5,612	$3,080

Ratio of expenses to average net assets(3)	1.21%	1.25%	1.24%	1.24%	1.23%	0.71%

Ratio of net investment income (loss) to average net assets	(0.48)%	(0.54)%	(0.38)%	(0.11)%	(0.09)%	0.36%

Portfolio turnover rate	28%	43%	20%	17%	35%	49%

(1)	Commencement of operations was July 2, 1997.

(2)	Does not reflect contingent deferred sales charge.

(3)	Without fees waived/reimbursed by the investment advisor, the ratio of expenses to average net assets would have been 1.66%, 1.57%, 1.44%, 1.50%, 2.16% and 2.75%, respectively.

The accompanying notes are an integral part of the financial statements.

AMERICAN PENSION INVESTORS TRUST
MULTIPLE INDEX TRUST
NOTES TO FINANCIAL STATEMENTS
(Information as of and for the six months ended November 30, 2002 is unaudited)

1.	Organization:

American Pension Investors Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. It is comprised of six separate portfolios. The accompanying financial statements include only the Multiple Index Trust (the “Fund”).

The Fund’s investment objective is to maximize total return from capital growth and income. The Fund seeks to achieve its objective by investing at least 65% of its total assets in shares of other open-end investment companies and index securities whose portfolios mirror those of one index or another of market securities. A 1.50% contingent deferred sales charge is generally imposed on redemptions made within five years of the date that fund shares are purchased.

2.	Significant Accounting Policies:

a.	Portfolio Valuation

The investments of the Fund consist primarily of mutual funds and index securities. Mutual funds are valued daily at their respective closing net asset values in accordance with the 1940 Act. Equity securities, including index securities, listed or regularly traded on a securities exchange are valued at the last quoted sales price on the exchange where they are principally traded.

b.	Security Transactions and Investment Income

Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

c.	Federal Income Taxes

The Trust’s policy is for the Fund to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to its shareholders. Therefore, no federal income tax provision is required.

As of November 30, 2002, the aggregate cost of investments for federal income tax purposes, the net unrealized depreciation on a federal income tax basis, and the gross unrealized appreciation and depreciation with respect to securities where there is an excess of value over tax cost or tax cost over value were $14,158,755, $1,830,862, $387,351 and $2,218,213, respectively.

AMERICAN PENSION INVESTORS TRUST
MULTIPLE INDEX TRUST
NOTES TO FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued:

d.	Cash and Cash Equivalents

Cash and cash equivalents include amounts invested in money market accounts, which are readily convertible to known amounts of cash. These amounts are invested in one financial institution.

e.	Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.	Investment Advisory Agreement:

Yorktown Management & Research Company, Inc. (the “Advisor”), whose principal stockholder is also a trustee of the Trust, serves as the Fund’s investment advisor and manager. For its services, the Advisor receives a fee, calculated daily and payable monthly, at an annual rate of .70% of the average daily net assets of the Fund. The Advisor has contractually agreed to waive their fees and reimburse expenses of the Fund through September 30, 2003, to the extent necessary, to limit all expenses to 1.25% of the average daily net assets of the Fund. For the six months ended November 30, 2002, the Advisor waived $27,421 of its advisory fees.

4.	Contingent Deferred Sales Charge:

A 1.50% contingent deferred sales charge is generally imposed on redemptions made within five years of the date that Fund shares are purchased, consequently, redemption value may differ from net asset value.

5.	Investment Activity:

For the six months ended November 30, 2002, there were no purchases or sales of U.S. government obligations. Purchases and sales of securities other than short-term obligations and U.S. government obligations amounted to $1,890,321 and $1,632,706, respectively.

AMERICAN PENSION INVESTORS TRUST
MULTIPLE INDEX TRUST
NOTES TO FINANCIAL STATEMENTS, Continued

6.	Composition of Net Assets:

At November 30, 2002, net assets consisted of:

Paid-in capital	$17,796,739
Accumulated net investment loss	(29,684)
Accumulated net realized loss from security transactions	(3,171,029)
Unrealized depreciation on investments	(1,830,862)

Net assets applicable to outstanding shares of beneficial interest	$12,765,164

AMERICAN PENSION INVESTORS TRUST
YORKTOWN CLASSIC VALUE TRUST
SCHEDULE OF INVESTMENTS
November 30, 2002
(Unaudited)

	Shares	Value

COMMON STOCKS — 80.48%

Aerospace/Defense — 3.51%

Boeing Company	18,000	$612,000

Auto Parts & Accessories — 1.86%

Magna International	5,800	323,814

Banks — 4.82%

BB&T Corp.	11,000	417,890

Wachovia Corp.	12,000	421,800

		839,690

Computers — Hardware — 6.39%

Cisco Systems	32,000	477,440

McData Corp.	73,000	637,290

		1,114,730

Computers — Software — 1.12%

Siebel Systems	23,000	195,730

Diversified Technology — 2.05%

Tyco International Limited	20,000	356,800

Drugs — 3.07%

Becton Dickinson & Co.	8,500	252,195

Pfizer, Inc.	9,000	283,860

		536,055

Energy — Oil — 1.60%

Exxon Mobil Corp.	8,000	278,400

Financial Services — 13.65%

CIT Group	20,000	437,000

Fannie Mae	6,000	378,300

First Data Corp.	13,000	450,320

H & R Block	8,000	306,640

Marsh & McLennan Cos., Inc.	9,000	424,800

Stillwell Financial, Inc.	26,000	382,720

		2,379,780

Hospitals/Medical Care — 3.70%

Anthem, Inc.	5,000	296,250

Tenet Healthcare Corp.	19,000	350,550

		646,800

Insurance — 1.75%

Cigna Corporation	7,000	304,710

The accompanying notes are an integral part of the financial statements.
	Shares	Value

Media — TV/Newspaper — 3.98%

Liberty Media	39,000	$411,840

Viacom, Inc.	6,000	282,000

		693,840

Medical Instruments/Supplies — 1.72%

Guidant Corp.	10,000	299,300

Packaging/Containers — 2.08%

Bemis Co, Inc.	7,000	362,040

Retailers — Department Stores — 5.86%

Sears, Roebuck & Co.	13,000	360,100

TJX Corp.	20,000	391,400

Wal-Mart Stores, Inc.	5,000	270,800

		1,022,300

Security Brokers/Investment Bankers — 23.32%

Bear Stearns Cos., Inc.	11,000	704,000

Goldman Sachs	11,000	867,570

Legg Mason, Inc.	15,000	775,200

Lehman Brothers Holdings, Inc.	14,000	859,600

Morgan Stanley, Dean Witter, Discover & Co.	19,000	859,560

		4,065,930

Total Common Stocks (cost $12,563,697)		14,031,919

Exchange Traded Funds — 19.52%

i Shares Russell 1000 Value	7,000	338,520

i Shares Russell 2000 Value	3,000	352,320

i Shares Small Cap 600	4,000	300,400

i Shares S&P MidCap 400 Bara Value	4,000	334,160

i Shares S&P Value	7,000	317,170

SPDR — Financial Sector Index	13,500	315,900

SPDR — NASDAQ 100 Index	29,000	799,820

Street Tracks Dow Jones US Small Cap	2,500	306,125

Street Tracks Fortune 500 Index	5,000	339,000

Total Exchange Traded Funds (cost $3,209,523)		3,403,415

Total Investments (cost $15,773,220)		$17,435,334

AMERICAN PENSION INVESTORS TRUST
YORKTOWN CLASSIC VALUE TRUST
STATEMENT OF ASSETS AND LIABILITIES
November 30, 2002
(Unaudited)

Assets:

Investments at value (identified cost of $15,773,220)	$17,435,334

Cash	651

Receivable for securities sold	448,055

Other assets	71,458

Total assets	17,955,498

Liabilities:

Accrued distribution fees	9,485

Accrued advisory fees	5,205

Payable for securities purchased	429,000

Borrowings for purchase of securities	3,983,000

Accrued interest expense	9,786

Other liabilities	32,432

Total liabilities	4,468,908

Net assets	$13,486,590

Shares of beneficial interest outstanding (unlimited number of no par value shares authorized)	1,295,567

Net asset value and offering price per share outstanding	$10.41

The accompanying notes are an integral part of the financial statements.

AMERICAN PENSION INVESTORS TRUST
YORKTOWN CLASSIC VALUE TRUST
STATEMENT OF OPERATIONS
for the six months ended November 30, 2002
(Unaudited)

Investment Income:

Dividends	$112,560

Expenses:

Investment advisory fees	60,123

Distribution fees	60,123

Transfer agent fees	33,238

Custodial fees	5,202

Professional fees	12,525

Registration fees	7,014

Trustee fees	1,696

Insurance	5,206

Shareholder reports	2,609

Miscellaneous	2,270

Total operating expenses	190,006

Less expenses waived by investment advisor	(12,542)

Net operating expenses	177,464

Interest expense	67,906

Total expenses	245,370

Net investment loss	(132,810)

Realized and unrealized gain (loss) on investments:

Net realized loss from security transactions	(2,516,992)

Change in unrealized appreciation on investments	(506,251)

Net realized and unrealized loss on investments	(3,023,243)

Net decrease in net assets resulting from operations	$(3,156,053)

The accompanying notes are an integral part of the financial statements.

AMERICAN PENSION INVESTORS TRUST
YORKTOWN CLASSIC VALUE TRUST
STATEMENT OF CASH FLOWS
for the six months ended November 30, 2002
(Unaudited)

Cash provided (used) by financing activities:

Sales of capital shares	$2,980,313

Repurchase of capital shares	(2,495,481)

Cash provided by capital share transactions	484,832

Cash used by borrowing, net of borrowings repaid of $5,540,000	(462,000)

		$22,832

Cash provided (used) by operations:

Purchases of portfolio securities	$(11,816,105)

Proceeds from sales of portfolio securities	11,948,087

	131,982

Net investment loss	(132,810)

Net change in receivables/payables related to operations	(23,203)

	(156,013)

		(24,031)

Net increase in cash		(1,199)

Cash, beginning of period		1,850

Cash, end of period		$651

The accompanying notes are an integral part of the financial statements.

AMERICAN PENSION INVESTORS TRUST
YORKTOWN CLASSIC VALUE TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended Nov. 30, 2002 (Unaudited)	For the Year Ended May 31, 2002

Operations:

Net investment loss	$(132,810)	$(409,146)

Net realized loss from security transactions	(2,516,992)	(857,903)

Net change in unrealized appreciation on investments	(506,251)	(4,016,453)

Decrease in net assets resulting from operations	(3,156,053)	(5,283,502)

Capital share transactions:

Proceeds from sale of 289,310 and 381,335 shares	2,983,061	5,627,650

Cost of 245,493 and 237,956 shares redeemed	(2,511,025)	(3,508,016)

Increase in net assets resulting from capital share transactions	472,036	2,119,634

Total decrease in net assets	(2,684,017)	(3,163,868)

Net assets:

Beginning of year/period	16,170,607	19,334,475

End of year/period	$13,486,590	$16,170,607

The accompanying notes are an integral part of the financial statements.

AMERICAN PENSION INVESTORS TRUST
YORKTOWN CLASSIC VALUE TRUST
FINANCIAL HIGHLIGHTS

	For the Six Months Ended Nov. 30, 2002 Unaudited	For the Year Ended May 31,
		2002	2001	2000	1999	1998

For a share outstanding throughout each year/period:

Net asset value, beginning of year/period	$12.92	$17.44	$15.94	$16.09	$14.90	$14.23

Income from investment operations:

Net investment loss	(.10)	(0.33)	(0.35)	(0.43)	(0.41)	(0.47)

Net realized and unrealized gain (loss) on investments	(2.41)	(4.19)	2.51	1.78	2.79	2.19

Total income (loss) from investment operations	(2.51)	(4.52)	2.16	1.35	2.38	1.72

Distributions:

From net realized gain on security transactions	—	—	(0.66)	(1.50)	(1.19)	(1.05)

Total distributions	—	—	(0.66)	(1.50)	(1.19)	(1.05)

Net asset value, end of year/period	$10.41	$12.92	$17.44	$15.94	$16.09	$14.90

Total return(1)	(19.43)%	(25.92)%	13.25%	9.61%	17.80%	13.02%

Ratios/Supplemental Data:

Net assets, end of year (000’s omitted)	$13,487	$16,171	$19,334	$13,857	$15,587	$13,664

Ratio of operating expenses to average net assets(2)	2.59%	2.59%	2.47%	2.27%	2.44%	2.54%

Ratio of total expenses to average net assets(3)	3.58%	3.73%	4.21%	4.00%	4.77%	5.52%

Ratio of net investment loss to average net assets	(1.94)%	(2.37)%	(2.13)%	(2.33)%	(2.82)%	(3.08)%

Portfolio turnover rate	137%	73%	82%	113%	187%	145%

(1)	Does not reflect contingent deferred sales charge.

(2)
Without fees waived by the investment advisor and distributor, the annualized ratio of operating expenses to average net assets would have been 2.77%, 2.59%, 2.47%, 2.42%, 2.60% and 2.69%, respectively.

(3)	Without fees waived by the investment advisor and distributor, the annualized ratio of total expenses to average net assets would have been 3.76%, 3.73%, 4.21%, 4.15%, 4.92% and 5.67%, respectively.

The accompanying notes are an integral part of the financial statements.

AMERICAN PENSION INVESTORS TRUST
YORKTOWN CLASSIC VALUE TRUST
NOTES TO FINANCIAL STATEMENTS
(Information as of and for the six months ended November 30, 2002 is unaudited)

1.	Organization

American Pension Investors Trust (this “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. It is comprised of six separate portfolios. The accompanying financial statements include only the Yorktown Classic Value Trust (the “Fund”).

The primary investment objective of the Fund is growth of capital; income is a secondary objective. The Fund seeks to achieve these objectives by investing primarily in equity securities which the Fund’s investment advisor believes are undervalued in relation to the quality of the securities and the long-term earning power of their issuers, regardless of short-term indicators.

2.	Significant Accounting Policies:

a.	Portfolio Valuation

Equity securities, including index securities, listed or regularly traded on a securities exchange are valued at the last quoted sales price on the exchange where they are principally traded. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

b.	Security Transactions and Investment Income

Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

c.	Federal Income Taxes

The Trust’s policy is for the Fund to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to its shareholders. Therefore, no federal income tax provision is required.

As of November 30, 2002, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation on a federal income tax basis, and the gross unrealized appreciation and depreciation with respect to securities where there is an excess of value over tax cost or tax cost over value were $15,773,220, $1,662,114, $2,565,954 and $903,840.

AMERICAN PENSION INVESTORS TRUST
YORKTOWN CLASSIC VALUE TRUST
NOTES TO FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued:

d.	Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

e.	Cash and Cash Equivalents

Cash and cash equivalents include amounts invested in money market accounts, which are readily convertible to known amounts of cash. These amounts are invested in one financial institution.

f.	Borrowings

The Fund is permitted to borrow up to one-third of the value of its net assets, before such borrowings, for investment purposes. Such borrowing is referred to as leveraging. As of November 30, 2002, the balance due for securities purchased through leveraging was $3,983,000. The average daily balance during the year ended November 30, 2002 was $4,189,093 or $3.29 per share, based on average shares outstanding of 1,273,916. The maximum amount of borrowings outstanding at any month-end during the year was $4,918,000. The Fund’s investment securities are pledged as collateral under the borrowing arrangement and the collateral may be sold or repledged.

Interest is charged at a rate of 1.50% plus the Fed Funds rate (2.875% as of November 30, 2002). Interest expense amounted to $67,906 for the six months ended November 30, 2002.

3.	Investment Advisory Agreement:

Yorktown Management & Research Company, Inc. (the “Advisor”), whose principal stockholder is also a trustee of the Trust, serves as the Fund’s investment advisor and manager. For its services, the Advisor receives a fee, calculated daily and payable monthly, at an annual rate of .90% of the average daily net assets of the Fund. The Advisor has contractually agreed to waive their fees and reimburse expenses of the Fund through September 30, 2003, to the extent necessary, to limit operating expenses to 2.60% of the average daily net assets of the Fund. For the six months ended November 30, 2002, the Advisor waived $12,542 of its advisory fees.

4.	Distribution Plan and Fees:

Yorktown Distributors, Inc. (the “Distributor”) distributes shares of the Fund pursuant to a Rule 12b-1 distribution plan adopted by the Trust. The plan provides that the Distributor shall receive an annual fee of

AMERICAN PENSION INVESTORS TRUST
YORKTOWN CLASSIC VALUE TRUST
NOTES TO FINANCIAL STATEMENTS, Continued

4.	Distribution Plan and Fees, continued:

.90% of the Fund’s average daily net assets, which is comprised of .65% of distribution fees and .25% of service fees. The principal stockholder of the Distributor is also a trustee of the Trust.

A 1.50% contingent deferred sales charge is generally imposed on redemptions made within five years of the date that Fund shares are purchased, consequently, redemption value may differ from net asset value.

5.	Investment Activity:

For the six months ended November 30, 2002, there were no purchases or sales of U.S. government obligations. Purchases and sales of securities other than short-term obligations and U.S. government obligations amounted to $12,245,105 and $12,396,142, respectively.

6.	Composition of Net Assets:

At November 30, 2002, net assets consisted of:

Paid-in capital	$15,357,817
Accumulated net investment loss	(132,810)
Accumulated net realized loss from security transactions	(3,400,531)
Unrealized appreciation on investments	1,662,114

Net assets applicable to outstanding shares of beneficial interest	$13,486,590

AMERICAN PENSION INVESTORS TRUST
TREASURIES TRUST
SCHEDULE OF INVESTMENTS
November 30, 2002
(Unaudited)

	Principal	Value

U.S. GOVERNMENT OBLIGATIONS — 100.00%

United States Treasury Stripped Interest Payment, due 5/15/06	$9,787,000	$2,904,393

United States Treasury Note, 3.625%, due 3/31/04	3,202,000	10,037,411

Total investments (cost $12,848,602)		$12,941,804

The accompanying notes are an integral part of the financial statements.

AMERICAN PENSION INVESTORS TRUST
TREASURIES TRUST
STATEMENT OF ASSETS AND LIABILITIES
November 30, 2002
(Unaudited)

Assets:

Investments at value (identified cost of $12,848,602)	$12,941,804

Cash	243,509

Interest receivable	71,091

Due from advisor	172

Other assets	27,573

Total assets	13,284,149

Liabilities:

Fund share redemptions	73,318

Other liabilities	5,280

Total liabilities	78,598

Net assets	$13,205,551

Shares of beneficial interest outstanding (unlimited number of no par value shares authorized)	1,218,972

Net asset value and offering price per share outstanding	$10.83

The accompanying notes are an integral part of the financial statements.

AMERICAN PENSION INVESTORS TRUST
TREASURIES TRUST
STATEMENT OF OPERATIONS
for the six months ended November 30, 2002
(Unaudited)

Investment income:

Interest	$179,296

Expenses:

Investment advisory fees	23,778

Transfer agent fees	17,822

Custodial fees	2,377

Professional fees	8,129

Registration fees	7,003

Trustee fees	1,504

Insurance	1,951

Shareholder reports	1,340

Miscellaneous	1,681

Total expenses	65,585

Less expenses waived by investment advisor	(14,462)

Net expenses	51,123

Net investment income	128,173

Realized and unrealized gain on investments:

Net realized gain from security transactions	255,255

Change in unrealized appreciation on investments	79,352

Net realized and unrealized gain on investments	334,607

Net increase in net assets resulting from operations	$462,780

The accompanying notes are an integral part of the financial statements.

AMERICAN PENSION INVESTORS TRUST
TREASURIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended Nov. 30, 2002 (Unaudited)	For the Year Ended May 31, 2002

Operations:

Net investment income	$128,173	$268,815

Net realized gain from security transactions	255,255	204,611

Net change in unrealized appreciation on investments	79,352	(218,869)

Increase in net assets resulting from operations	462,780	254,557

Distributions:

From net investment income	(129,158)	(331,905)

Decrease in net assets resulting from distributions	(129,158)	(331,905)

Capital share transactions:

Proceeds from sale of 500,740 and 479,735 shares	5,387,051	5,074,760

Value of 11,004 and 29,560 shares issued upon reinvestment of dividends	117,978	309,566

Cost of 183,043 and 240,794 shares redeemed	(1,975,181)	(2,542,206)

Increase in net assets resulting from capital share transactions	3,529,848	2,842,120

Total increase in net assets	3,863,470	2,764,772

Net assets:

Beginning of year/period	9,342,081	6,577,309

End of year/period	$13,205,551	$9,342,081

The accompanying notes are an integral part of the financial statements.

AMERICAN PENSION INVESTORS TRUST
TREASURIES TRUST
FINANCIAL HIGHLIGHTS

	For the Six Months Ended Nov. 30, 2002 (Unaudited)	For the Year Ended May 31,				For the Period Ended May 31, 1998(1)
		2002	2001	2000	1999

For a share outstanding throughout the year/period:

Net asset value, beginning of year/period	$10.49	$10.58	$10.02	$10.53	$10.63	$10.00

Income from investment operations:

Net investment income	0.10	0.34	0.57	0.80	0.58	0.43

Net realized and unrealized gain (loss) on investments	0.36	0.04	0.74	(0.68)	(0.02)	0.49

Total income from investment operations	0.46	0.38	1.31	0.12	0.56	0.92

Distributions:

From net investment income	(0.12)	(0.47)	(0.75)	(0.51)	(0.64)	(0.29)

From net realized gain on security transactions	—	—	—	(0.12)	(0.02)	—

Total distributions	(0.12)	(0.47)	(0.75)	(0.63)	(0.66)	(0.29)

Net asset value, end of year/period	$10.83	$10.49	$10.58	$10.02	$10.53	$10.63

Total return(2)	4.39%	3.67%	13.25%	1.30%	5.11%	9.33%

Ratios/Supplemental Data:

Net assets, end of period (000’s omitted)	$13,060	$9,342	$6,577	$3,887	$7,504	$3,844

Ratio of expenses to average net assets(3)	0.86%	0.85%	0.85%	0.76%	0.87%	0.84%

Ratio of net investment income to average net assets	2.17%	3.45%	6.53%	6.72%	5.49%	5.85%

Portfolio turnover rate	158%	227%	0%	126%	231%	3%

(1)	Commencement of operations was July 2, 1997.

(2)	Does not reflect contingent deferred sales charge.

(3)	Without fees waived/reimbursed by the investment advisor, the ratio of expenses to average net assets would have been 1.11%, 1.37%, 1.53%, 1.48%, 1.79% and 2.99%, respectively.

The accompanying notes are an integral part of the financial statements.

AMERICAN PENSION INVESTORS TRUST
TREASURIES TRUST
NOTES TO FINANCIAL STATEMENTS
(Information as of and for the six months ended November 30, 2002 is unaudited)

1.	Organization:

American Pension Investors Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. It is comprised of six separate portfolios. The accompanying financial statements include only the Treasuries Trust (the “Fund”).

The Fund’s investment objective is to seek current income while limiting credit risk. The Fund seeks to achieve its objective by investing in obligations of the U.S. Treasury that are guaranteed as to principal and interest by the full faith and credit of U.S. government. A 1.50% contingent deferred sales charge is generally imposed on redemptions made within five years of the date that fund shares are purchased.

2.	Significant Accounting Policies:

a.	Portfolio Valuation

Fund assets are valued at current market value or, where unavailable, at fair value as determined in good faith by or under the direction of the Board of Trustees. U.S. Treasury securities are valued at the mean between the bid and asked prices.

b.	Security Transactions and Investment Income

Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

c.	Federal Income Taxes

The Trust’s policy is for the Fund to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to its shareholders. Therefore, no federal income tax provision is required.

As of November 30, 2002, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation on a federal income tax basis, and the gross unrealized appreciation and depreciation with respect to securities where there is an excess of value over tax cost or tax cost over value were $12,848,602, $93,202, $97,387 and $4,185, respectively.

d.	Cash and Cash Equivalents

Cash and cash equivalents include amounts invested in money market accounts, which are readily convertible to known amounts of cash. These amounts are invested in one financial institution.

AMERICAN PENSION INVESTORS TRUST
TREASURIES TRUST
NOTES TO FINANCIAL STATEMENTS, Continued

e.	Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.	Investment Advisory Agreement:

Yorktown Management & Research Company, Inc. (the “Advisor”), whose principal stockholder is also a trustee of the Trust, serves as the Fund’s investment advisor and manager. For its services, the Advisor receives a fee, calculated daily and payable monthly, at an annual rate of .40% of the average daily net assets of the Fund. The Advisor has contractually agreed to waive their fees and reimburse expenses of the Fund through September 30, 2003, to the extent necessary, to limit all expenses to 0.86% of the average daily net assets of the Fund. For the six months ended November 30, 2002, the Advisor waived $14,462 of its advisory fees.

4.	Contingent Deferred Sales Charge:

A 1.50% contingent deferred sales charge is generally imposed on redemptions made within five years of the date that Fund shares are purchased, consequently, redemption value may differ from net asset value.

5.	Investment Activity:

For the six months ended November 30, 2002, purchases and sales of U.S. government obligations amounted to $11,043,436 and $7,257,328, respectively. There were no purchases and sales of securities other than short-term obligations and U.S. government obligations.

6.	Composition of Net Assets:

At November 30, 2002, net assets consisted of:

Paid-in capital	$13,060,161
Accumulated net investment income	54,220
Accumulated net realized loss from security transactions	(2,032)
Unrealized appreciation on investments	93,202

Net assets applicable to outstanding shares of beneficial interest	$13,205,551

SHAREHOLDER SERVICES
API Trust
P.O. Box 8595
Boston, Massachusetts 02266-8595
(888) 933-8274

For Overnight Deliveries:

API Trust
66 Brooks Drive
Braintree, Massachusetts 02184

EXECUTIVE OFFICES
American Pension Investors Trust
P.O. Box 2529
2303 Yorktown Avenue
Lynchburg, Virginia 24501
(800) 544-6060

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
250 West Pratt Street
Baltimore, Maryland 21201

This report is submitted for the general
information of the shareholders of the Trust.
The report is not authorized for distribution to
prospective investors in the Trust unless preceded
or accompanied by an effective Prospectus.

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